SIRIOS LONG/SHORT FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 89.1%
Aerospace & Defense — 1.4%
Airbus SE (France)*	3,510	$ 449,083
Airlines — 3.2%
Southwest Airlines Co.*	23,022	986,262
Auto Manufacturers — 2.1%
PACCAR, Inc.	7,450	657,537
Auto Parts & Equipment — 1.5%
Allison Transmission Holdings, Inc.	12,546	456,047
Banks — 5.6%
KeyCorp.	13,122	303,512
Regions Financial Corp.	5,392	117,545
Wells Fargo & Co.†	27,752	1,331,541
		1,752,598
Beverages — 5.2%
Constellation Brands, Inc., Class A	6,419	1,610,976
Building Materials — 2.7%
Johnson Controls International PLC	10,303	837,737
Chemicals — 0.2%
Sherwin-Williams Co. (The)	192	67,615
Commercial Services — 8.0%
IHS Markit Ltd. (United Kingdom)†	18,806	2,499,694
Computers — 0.4%
CyberArk Software Ltd. (Israel)*	780	135,158
Diversified Financial Services — 7.1%
London Stock Exchange Group PLC (United Kingdom)	23,545	2,214,883
Electronics — 0.7%
Keysight Technologies, Inc.*	1,047	216,216
Environmental Control — 0.8%
Waste Connections, Inc.	1,709	232,885
Healthcare-Products — 11.5%
Abbott Laboratories†	5,169	727,485
Alcon, Inc. (Switzerland)	18,220	1,587,326
Boston Scientific Corp.†*	10,165	431,809
Danaher Corp.†	2,124	698,817
Medtronic PLC (Ireland)	1,330	137,589
		3,583,026
Healthcare-Services — 0.3%
agilon health, Inc.*	3,290	88,830
Home Builders — 0.7%
DR Horton, Inc.	1,948	211,261
	Number of Shares	Values
Common Stocks — (Continued)
Internet — 2.8%
Alphabet, Inc., Class A*	154	$ 446,144
Amazon.com, Inc.*	130	433,464
		879,608
Leisure Time — 3.5%
Carnival Corp.*	42,254	850,151
Royal Caribbean Cruises Ltd.*	2,879	221,395
		1,071,546
Media — 0.5%
World Wrestling Entertainment, Inc., Class A	2,925	144,320
Pharmaceuticals — 6.6%
Eli Lilly & Co.†	2,539	701,323
Option Care Health, Inc.*	7,160	203,630
Pfizer, Inc.†	19,627	1,158,974
		2,063,927
Retail — 3.4%
Papa John's International, Inc.	1,250	166,838
Portillo's, Inc., Class A*	6,486	243,484
Williams-Sonoma, Inc.	3,779	639,142
		1,049,464
Semiconductors — 11.1%
Analog Devices, Inc.†	6,629	1,165,179
Marvell Technology, Inc.	6,628	579,884
QUALCOMM, Inc.†	9,342	1,708,372
		3,453,435
Software — 6.2%
Dropbox, Inc., Class A*	2,577	63,240
Microsoft Corp.	1,747	587,551
ON24, Inc.*	3,470	60,204
PTC, Inc.*	3,006	364,177
Roper Technologies, Inc.†	1,146	563,671
Verra Mobility Corp.*	19,141	295,346
		1,934,189
Telecommunications — 2.5%
Anterix, Inc.*	2,812	165,233
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	30,343	333,865
T-Mobile US, Inc.*	2,385	276,613
		775,711
Transportation — 1.1%
Old Dominion Freight Line, Inc.	934	334,727
TOTAL COMMON STOCKS (Cost $22,695,242)		27,706,735

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Values
SHORT-TERM INVESTMENTS — 10.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(a) (Cost $3,148,207)	3,148,206	$ 3,148,207
TOTAL INVESTMENTS - 99.2% (Cost $25,843,449)		30,854,942
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		234,609
NET ASSETS - 100.0%		$31,089,551

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at December 31, 2021.
Forward foreign currency contracts outstanding as of December 31, 2021 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	1,862,982	EUR	1,652,000	03/16/22	MS	$(20,762)
USD	2,159,393	GBP	1,630,000	03/16/22	MS	(46,155)
USD	315,983	SEK	2,880,000	03/16/22	MS	(2,935)
						$(69,852)
The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2021.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	11/15/22	$954,666	$198,202
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	249,661	9,799
						$208,001
The following table represents Total Return Swaps - Short positions and their related values as of December 31, 2021.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Aflac, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	$286,871	$(43,869)
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	10/31/22	113,104	(33,697)
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	264,085	(51,807)
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	10/31/22	817,031	(227,373)
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Walmart, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	$461,071	$(16,655)
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	782,983	1,006
S&P 500 Equal Weight Communication Services	U.S. Fed Funds -0.350%	Maturity	MS	02/22/24	1,025,654	59,352
S&P 500 Index Software & Services Select Industry	U.S. Fed Funds +0.070%	Maturity	MS	04/11/24	743,892	(17,118)
S&P 500 Index Retail Select Industry Index	U.S. Fed Funds -1.270%	Maturity	MS	07/24/24	511,820	(4,122)
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	751,777	(35,972)
Industrial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/03/24	1,994,732	(66,609)
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	910,580	(28,242)
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	841,257	856
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	(23,918)
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	(59,315)
						$(547,483)
Total Swap Contracts						$(339,482)
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Sweden Krona
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 87.8%
Aerospace & Defense — 1.4%
Airbus SE (France)*	1,404	$ 179,633
Airlines — 3.1%
Southwest Airlines Co.*	9,190	393,700
Auto Manufacturers — 2.1%
PACCAR, Inc.	2,981	263,103
Auto Parts & Equipment — 1.5%
Allison Transmission Holdings, Inc.	5,020	182,477
Banks — 5.6%
KeyCorp.	5,185	119,929
Regions Financial Corp.	2,132	46,478
Wells Fargo & Co.	11,040	529,699
		696,106
Beverages — 5.1%
Constellation Brands, Inc., Class A	2,540	637,464
Building Materials — 2.6%
Johnson Controls International PLC	4,042	328,655
Chemicals — 0.2%
Sherwin-Williams Co. (The)	78	27,468
Commercial Services — 8.0%
IHS Markit Ltd. (United Kingdom)	7,525	1,000,223
Computers — 0.4%
CyberArk Software Ltd. (Israel)*	315	54,583
Diversified Financial Services — 7.1%
London Stock Exchange Group PLC (United Kingdom)	9,396	883,883
Electronics — 0.7%
Keysight Technologies, Inc.*	425	87,767
Environmental Control — 0.7%
Waste Connections, Inc.	637	86,804
Healthcare-Products — 11.3%
Abbott Laboratories	2,030	285,702
Alcon, Inc. (Switzerland)	7,251	631,707
Boston Scientific Corp.*	4,058	172,384
Danaher Corp.	834	274,395
Medtronic PLC (Ireland)	536	55,449
		1,419,637
Healthcare-Services — 0.3%
agilon health, Inc.*	1,327	35,829
Home Builders — 0.7%
DR Horton, Inc.	778	84,374
	Number of Shares	Values
Common Stocks — (Continued)
Internet — 2.8%
Alphabet, Inc., Class A*	61	$ 176,719
Amazon.com, Inc.*	53	176,720
		353,439
Leisure Time — 3.4%
Carnival Corp.*	16,813	338,278
Royal Caribbean Cruises Ltd.*	1,127	86,666
		424,944
Media — 0.5%
World Wrestling Entertainment, Inc., Class A	1,181	58,270
Pharmaceuticals — 6.5%
Eli Lilly & Co.	990	273,458
Option Care Health, Inc.*	2,818	80,144
Pfizer, Inc.†	7,917	467,499
		821,101
Retail — 3.3%
Papa John's International, Inc.	499	66,601
Portillo's, Inc., Class A*	2,581	96,891
Williams-Sonoma, Inc.	1,508	255,048
		418,540
Semiconductors — 11.0%
Analog Devices, Inc.	2,674	470,009
Marvell Technology, Inc.	2,651	231,936
QUALCOMM, Inc.†	3,679	672,779
		1,374,724
Software — 6.0%
Dropbox, Inc., Class A*	1,020	25,031
Microsoft Corp.	686	230,716
ON24, Inc.*	1,409	24,446
PTC, Inc.*	1,121	135,809
Roper Technologies, Inc.	457	224,780
Verra Mobility Corp.*	7,536	116,280
		757,062
Telecommunications — 2.4%
Anterix, Inc.*	1,103	64,812
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	12,015	132,202
T-Mobile US, Inc.*	945	109,601
		306,615

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Values
Common Stocks — (Continued)
Transportation — 1.1%
Old Dominion Freight Line, Inc.	373	$ 133,676
TOTAL COMMON STOCKS (Cost $9,467,836)		11,010,077
TOTAL INVESTMENTS - 87.8% (Cost $9,467,836)		11,010,077
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.2%		1,522,985
NET ASSETS - 100.0%		$12,533,062

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts.
*	Non-income producing.
Forward foreign currency contracts outstanding as of December 31, 2021 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	745,426	EUR	661,000	03/16/22	MS	$(8,300)
USD	861,070	GBP	650,000	03/16/22	MS	(18,442)
USD	124,857	SEK	1,138,000	03/16/22	MS	(1,160)
						$(27,902)
The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2021.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$537,061	$29,673
Total Swap Contracts	$29,673
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Sweden Krona
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments December 31, 2021
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Over the Counter ("OTC") investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of December 31, 2021, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 12/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Common Stocks
Aerospace & Defense	$449,083	$—	$449,083	$—
Airlines	986,262	986,262	—	—

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Funds	Total Value at 12/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund (continued)
Assets (continued)
Auto Manufacturers	$657,537	$657,537	$—	$—
Auto Parts & Equipment	456,047	456,047	—	—
Banks	1,752,598	1,752,598	—	—
Beverages	1,610,976	1,610,976	—	—
Building Materials	837,737	837,737	—	—
Chemicals	67,615	67,615	—	—
Commercial Services	2,499,694	2,499,694	—	—
Computers	135,158	135,158	—	—
Diversified Financial Services	2,214,883	—	2,214,883	—
Electronics	216,216	216,216	—	—
Environmental Control	232,885	232,885	—	—
Healthcare-Products	3,583,026	3,583,026	—	—
Healthcare-Services	88,830	88,830	—	—
Home Builders	211,261	211,261	—	—
Internet	879,608	879,608	—	—
Leisure Time	1,071,546	1,071,546	—	—
Media	144,320	144,320	—	—
Pharmaceuticals	2,063,927	2,063,927	—	—
Retail	1,049,464	1,049,464	—	—
Semiconductors	3,453,435	3,453,435	—	—
Software	1,934,189	1,934,189	—	—
Telecommunications	775,711	441,846	333,865	—
Transportation	334,727	334,727	—	—
Short-Term Investments	3,148,207	3,148,207	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	269,215	—	269,215	—
Total Assets	$31,124,157	$27,857,111	$3,267,046	$—
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contracts	$(608,697)	$—	$(608,697)	$—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(69,852)	—	(69,852)	—
Total Liabilities	$(678,549)	$—	$(678,549)	$—
Sirios Focus Fund
Assets
Common Stocks
Aerospace & Defense	$179,633	$—	$179,633	$—
Airlines	393,700	393,700	—	—
Auto Manufacturers	263,103	263,103	—	—
Auto Parts & Equipment	182,477	182,477	—	—
Banks	696,106	696,106	—	—

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Funds	Total Value at 12/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Focus Fund (continued)
Assets (continued)
Beverages	$637,464	$637,464	$—	$—
Building Materials	328,655	328,655	—	—
Chemicals	27,468	27,468	—	—
Commercial Services	1,000,223	1,000,223	—	—
Computers	54,583	54,583	—	—
Diversified Financial Services	883,883	—	883,883	—
Electronics	87,767	87,767	—	—
Environmental Control	86,804	86,804	—	—
Healthcare-Products	1,419,637	1,419,637	—	—
Healthcare-Services	35,829	35,829	—	—
Home Builders	84,374	84,374	—	—
Internet	353,439	353,439	—	—
Leisure Time	424,944	424,944	—	—
Media	58,270	58,270	—	—
Pharmaceuticals	821,101	821,101	—	—
Retail	418,540	418,540	—	—
Semiconductors	1,374,724	1,374,724	—	—
Software	757,062	757,062	—	—
Telecommunications	306,615	174,413	132,202	—
Transportation	133,676	133,676	—	—
Derivatives:
Equity Contracts
Total Return Swap Contract	29,673	—	29,673	—
Total Assets	$11,039,750	$9,814,359	$1,225,391	$—
Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(27,902)	$—	$(27,902)	$—
Total Liabilities	$(27,902)	$—	$(27,902)	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) December 31, 2021
(Unaudited)
total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended December 31, 2021, there were no transfers in or out of Level 3.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ returns against adverse currency movements.
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).
The Funds used total return swaps to enhance returns, obtain short exposure as part of the Fund's strategy and for market exposure.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.